Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
PRC Subsidiary
Business Acquisition [Line Items]
Summary of Purchase Consideration on Acquisition Date	Details of the purchase consideration on the Acquisition Date are as follows:
RMB
Cash consideration	2,785,820
Contingent receivable	(13,503)
2,772,317

Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the Acquisition Date:
RMB
Purchase consideration	2,772,317
Less:
Cash and cash equivalents	892,009
Restricted cash	14,771
Other current assets	304,495
Property and equipment, net	1,591,412
Customer relationships	372,025
Operating lease right-of-use assets	392,286
Other non-current assets	113,038
Other current liabilities	(670,648)
Deferred tax liabilities	(116,019)
Other non-current liabilities	(587,372)
Goodwill	466,320

16. BUSINESS COMBINATION (Continued)

Summary of Proforma Information	The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:
	For the year ended December 31,
	2018	2019
	RMB (unaudited)	RMB (unaudited)
Pro forma revenue	418,910	1,098,383
Pro forma net loss attributable to Chindata Group Holdings Limited	(202,714)	(141,745)

Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2020 Acquisition Date:
	RMB	US$
Purchase consideration	39,612	6,071
Settlement of accounts payable due to Huizhi	(174,695)	(26,773)
Total purchase consideration	(135,083)	(20,702)
Less:
Cash and cash equivalents	16,008	2,453
Other current assets	24,085	3,691
Property and equipment, net	641	98
Other non-current assets	1,022	157
Current liabilities	(183,402)	(28,108)
Goodwill	6,563	1,007